Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
15.
Income Taxes

Cayman Islands

Under the current tax laws of Cayman Islands, the holding companies incorporated in the Cayman Islands are not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

British Virgin Islands

The holding companies incorporated in the British Virgin Islands are not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entity to the shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’ subsidiaries incorporated in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 8.25% on assessable profits arising in or derived from Hong Kong up to HKD2,000,000 and 16.5% on any part of assessable profits over HKD2,000,000. These companies did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception.

USA

The Company’s subsidiary in USA is subject to profits tax at 21% statutory tax rate with respect to the profit generated from the USA. The company did not make any provisions for USA profit tax as there were no assessable profits derived from or earned in USA since inception.

Singapore

The company incorporated in Singapore is subject to Singapore Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first SGD100,000 (approximately RMB470,000) and 50% of the next SGD100,000 (approximately RMB470,000) taxable income exempted from income tax. The company did not make any provisions for Singapore income tax as there were no assessable profits derived from or earned in Singapore since inception.

PRC

The Company’s subsidiaries incorporated in the PRC are subject to PRC Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant PRC income tax laws. A new enterprise income tax law (the “EIT Law”) in the PRC was enacted and became effective on January 1, 2008. The EIT Law applies a uniform 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises. Accordingly, the Company’s PRC subsidiaries are subject to the EIT rate of 25%. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. Zhejiang Nanomicro obtained the “high-tech enterprise” tax status in December 2021, which reduced its statutory income tax rate to 15% from December 2021 to December 2024.

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Years Ended December 31,
	2020	2021	2022
PRC statutory income tax rates	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	(0.38)%	(0.22)%	0.91%
Effect of additional deduction of research and development expense	21.50%	15.18%	(64.43)%
Effect of income tax exemptions and reliefs	0.02%	(13.14)%	(56.77)%
Recovery from deferred income tax assets	0.00%	0.00%	(97.39)%
Effect of valuation allowance on deferred income tax assets	(46.16)%	(26.35)%	171.26%
Income tax difference under different tax jurisdictions	0.00%	(0.47)%	21.42%
Total	(0.02)%	0.00%	0.00%

The provision for income taxes consists of the following:

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expense	2,293	—	—
Deferred tax expense	—	—	—
Income tax expense	2,293	—	—

Significant component of deferred tax assets are as follows:

	As of December 31,
	2021	2022
Net operating loss carryforward	53,517,161	63,038,127
Accrued expense and others	3,960,446	(29,335,373)
Inventory impairment	5,004,834	47,198,866
Deferred tax assets	62,482,441	80,901,620
Less: valuation allowance	(62,482,441)	(80,901,620)
Deferred tax assets	—	—

The provision of valuation allowance for the years ended December 31, 2020, 2021 and 2022 were RMB16,396,474, RMB42,631,572 and RMB24,519,326, respectively. The reversal of valuation allowance for the years ended December 31, 2020, 2021 and 2022 were nil, nil, and RMB6,100,147, respectively.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.

Uncertain tax positions

The tax authority of the PRC Government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. In general, the PRC tax authority has up to five years to conduct examinations of the tax filings of the Company’s PRC entities. Accordingly, the PRC subsidiaries’ tax years of 2019 through 2021 remain open to examination by the respective tax authorities. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31,2021 and 2022, the Company did not have any significant unrecognized uncertain tax positions.